   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2011

                                                             FILE NO. 333-148816

                                                                       811-07273

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                               / /
POST-EFFECTIVE AMENDMENT NO. 9                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 69                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on         , 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/    on January 16, 2012 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A of Post-Effective Amendment No. 9 is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-148816), as filed on April 15, 2011. A Supplement to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 9 does not supersede Post-Effective Amendment No. 8 as filed on April 15, 2011.

                                     PART A

                         SUPPLEMENT TO YOUR PROSPECTUS

UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "YOUR POLICY" THE FOLLOWING FEATURE IS ADDED:

     ISSUE FIRST(R) -- The Issue First(R) life insurance submission process can provide immediate insurance coverage provided the proposed Primary Insured ("Insured") meets all of the Conditions for Coverage described in the Issue First(R) Binding Premium Receipt. Once all of the Conditions for Coverage are met and eligibility for Issue First(R) is confirmed, we will issue the Policy at the rate class applied for and mail it directly to You. Hartford will then complete full underwriting and you will receive a Policy Endorsement that reflects the final rate class, at which time you may accept the final approved rate class (additional premium may be necessary) or exercise your free look and receive a full refund of premiums.

Issue First(R) Binding Premium Receipt Conditions for Coverage

Coverage will become effective under the Issue First(R) Binding Premium Receipt when each and every condition set forth below is satisfied, and the Binding Premium Receipt ("Receipt") is signed by the owner (and Insured, if different).

    1.   answers "No" to each of the questions 1 through 8 on the Receipt;

    2.   all answers to each question are correct, complete and true;

    3. the total death benefit amount as applied for in the application together with the total death benefit amount under any other policies applied for or in-force with Us or any affiliate company on the life of the Primary Insured, is less than $2,000,000;

    4. a standard long form application and illustration have been completed as of the same date the Receipt and signed;

    5. the applied for policy is not an "employer-owned life insurance contract" under Internal Revenue Code Section 101(j);

    6. We receive no less than the first modal premium for the mode selected on the Application.

If death of the Insured occurs while the Binding Premium Receipt is in effect, we will pay the death benefit to designated beneficiary according to policy provisions (deaths occurring during the first two policy years are subject to routine contestability reviews).

Limitations of Coverage Under The Binding Premium Receipt

    1. The Binding Premium Receipt provides coverage only for the Primary Insured. It does not provide coverage for any other proposed Insureds, including, but not limited to, other proposed Insureds under term insurance riders and child riders;

    2. For survivorship policies, the Binding Premium Receipt does not provide coverage in the event of the death of only one Proposed Insured;

    3. The Binding Premium Receipt does not provide coverage if a Proposed Insured is age [66] or older on his/her birthday nearest the date the Receipt is signed;

    4. The Binding Premium Receipt provides coverage in the event of death of the Primary Insured. It does not provide any coverage for other benefits which may be applied for, including but not limited to, accelerated death benefits, disability income benefits, or accidental death benefits;

    5. There is no coverage under the Binding Premium Receipt if the Primary Insured dies by suicide. In such event, Our liability will be limited to a refund of the total premium paid for the Policy; and

    6. Material misrepresentations or fraud in the answers to the Questions in the Receipt or in the Application or if We determine that insufficient insurable interest exists in the life of the insured based on Our underwriting guidelines, will invalidate the Receipt and may be the basis for denial of benefits under, or rescission of, the Receipt and the applied for policy. In this event, Our liability will be limited to a refund of the total premium paid for the Policy.

BENEFITS WILL NOT BE PAID BOTH UNDER the Binding Premium RECEIPT AND UNDER THE APPLIED FOR POLICY. IF BENEFITS ARE PAYABLE UNDER THIS RECEIPT, THEN NO BENEFIT RELATING TO THE DEATH OF THE PRIMARY INSURED WILL BE PAYABLE UNDER THE APPLIED FOR POLICY.

When the Binding Premium Receipt Terminates

If the Binding Premium Receipt becomes effective, coverage under the Receipt will terminate on the earliest of the following to occur:

    1. the date the Policy takes effect, in which case Your initial premium payment will be applied to the policy as of the policy's effective date;

    2. the date of death of the covered Primary Insured, in which case We will pay the death benefit to the beneficiary designated in the Application;

    3. the date We mail a notice of termination of this Receipt to the Proposed Policyowner at the address set forth in the Application;

    4. the date We receive Your written request to terminate coverage under this Receipt; or

    5.   14 days after the date this Receipt is signed by you.

In the case of 3, 4, and 5 above, Our liability will be limited to a refund of the total premium paid for the policy.

On the Date of Issue of the Policy, coverage under the Binding Premium Receipt will terminate. In addition, our underwriting review of the Insured has not yet been completed by Us and any Riders for other benefits applied for on the Application for Life Insurance ("Application") and not shown in the Additional Benefits and Riders section of the Policy have not yet been issued by Us.

Final Underwriting Determination

Upon completion of Our underwriting review, if We have not terminated Your Policy, We will issue a Policy Endorsement reflecting the Insured's final Insurance Class. The Policy Endorsement will reflect any other changes to the Policy that are required based on our Final Underwriting Determination, including but not limited to, Cost of Insurance and other Policy charges, Initial Face Amount, Death Benefit Option, and any No Lapse Guarantee Premium. The Policy Endorsement will also include any other changes in coverage from that applied for on the Application as requested by You, such as changes in Planned Premium, Initial Face Amount, or Death Benefit Option. In addition, any applied-for Riders approved by Us and not shown in the Additional Benefits and Riders section of the Policy will be issued by Us at this time. Additional premium may be required upon delivery of the Policy Endorsement.

Other Policy Transactions

Policy Loans, Withdrawals or any option to continue the Policy as reduced paid up will not be available during Our underwriting review until the date We receive In Good Order Your acceptance of the Policy Endorsement described above and all other necessary delivery requirements.

Policy Termination

The Policy will terminate on the earliest of the following events:

    1. 120 days after the Policy's Date of Issue if a required and requested medical exam, lab test, application interview, medical report, or any other requested underwriting requirement, has not been received by Us;

    2. the date We mail You a Policy termination notice due to Our determination that insufficient insurable interest exists in the life of the Insured;

    3.   the date the Right To Examine Policy provision is exercised by You;

    4.   Your surrender of the Policy;

    5. the end of the Policy Grace Period when premiums sufficient to keep the Policy from terminating are not paid;

    6. forty-five days after We send to You the Policy Endorsement described in this Amendment if we have not received Your signed acceptance of such Endorsement; or

    7.   the date the Insured dies.

In the case of Policy Termination as described in 1, 2 and 6 above, Our liability will be limited to a refund of the total premiums paid for the Policy. In the case of Policy Termination as described in 3 above, Our liability will be limited as described in the Right to Examine Policy provision on Page 1 of the Policy Amendment.

No insurance producer or other company representative may waive or modify the answer to any question in the Application or modify the terms or conditions of this Receipt.

UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "GLOSSARY OF SPECIAL TERMS," THE FOLLOWING DEFINITIONS ARE ADDED:

     PRIMARY INSURED: "Proposed Insured 1" named in the Application or "Proposed Insured 1" and "Proposed Insured 2" named in the Application for a survivorship policy.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8124

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)           Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)           Not Applicable.
(c)           Principal Underwriting Agreement.(2)
(d)           Form of Flexible Premium Variable Life Insurance Policy.(10)
(d)    (1)    Policy Amendment and Binding Premium Receipt.
(d)    (2)    Policy Rider.(8)
(d)    (3)    GMAB and GMDB Policy Riders.(11)
(d)    (4)    Disability Access Policy Rider.(12)
(e)           Form of Application for Flexible Premium Variable Life Insurance
              Policies.(3)
(e)    (1)    Supplemental Form of Application for Flexible Premium Variable
              Life Insurance Policies.(7)
(f)           Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(4)
(g)           Contracts of Reinsurance.(5)
(h)    (1)    Form of Participation Agreement.(6)
       (2)    Guarantee Agreement, between Hartford Life and Accident Insurance
              Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(13)
       (3)    Guarantee Agreement, between Hartford Life Insurance Company and
              ITT Hartford Life and Annuity Insurance Company, dated as of May
              23, 1997.(13)
(i)           Not Applicable.
(j)           Not Applicable.
(k)           To be filed by amendment.
(l)           Actuarial Opinion.(9)
(m)           Calculations.(9)
(n)           To be filed by amendment.
(o)           No financial statement will be omitted.
(p)           Not Applicable.
(q)           Memorandum describing transfer and redemption procedures.(9)
(r)           Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-88787, on October 12, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(8) Incorporated by reference to the Initial Filing to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on January 23, 2008.

(9) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 15, 2011.

(10) Incorporated by reference to the Pre-Effective filing to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on April 9, 2008.

(11) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on August 4, 2008.

(12) Incorporated by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on July 30, 2009.

(13) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman                  Senior Vice President
Jared A. Collins                    Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito                    Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
Stephen B. Harris                   Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
William P. Meaney                   Senior Vice President
Thomas Moran                        Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland                      Senior Vice President, Director*
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Glen-Roberts Pitruzzello            Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
David C. Robinson                   Senior Vice President
Beverly L. Rohlik                   Chief Compliance Officer of Separate Accounts, Assistant Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Senior Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Terence Shields                     Corporate Secretary, Assistant Vice President
Mark M. Socha                       Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, File No. 333-148814, filed on April 15, 2011.

ITEM 29:  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

     (b) Directors and Officers of HESCO

                                                 POSITIONS AND OFFICES
NAME                                               WITH UNDERWRITER
--------------------------------------------------------------------------------------------
Diane Benken (1)           Chief Financial Officer, Controller/FINOP
Neil S. Chaffee (2)        Vice President/HLPP
Christopher S. Conner (4)  AML Compliance Officer, Chief Compliance Officer
Jeannie M. Iannello (3)    Vice President/ILD Operations
Brian Murphy (1)           President/ILD Business Line Principal, Chief Executive Officer,
                           Chairman of the Board, Director
Robert E. Primmer (1)      Vice President, Director
Stephen A. Roche (1)       Vice President, Director
Cathleen Shine (1)         Secretary

------------

Principal business address of each of the above individuals is:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  100 Campus Drive, Suite 250, Florham Park, NJ 07932-1006

(3)  6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(4)  1500 Liberty Ridge Drive, Wayne, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 14th day of November, 2011.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Lisa M. Proch
       President, Chief Executive Officer,         Attorney-In-Fact
       Chairman of the Board and Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer,
       Chairman of the Board and Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Senior Vice President,
 Chief Financial Officer, and Director*
Beth A. Bombara, Chief Accounting Officer*                         *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
David N. Levenson, President,                                             Lisa M. Proch
 Chief Executive Officer,                                                 Attorney-In-Fact
 Chairman of the Board, and Director*                              Date:  November 14, 2011
Mark J. Niland, Senior Vice President, and
 Director*

333-148816

                                 EXHIBIT INDEX

1.1  Policy Amendment and Binding Premium Receipt.
1.2  Copy of Power of Attorney.